Equity settled share-based payments - The number of restricted shares (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Equity settled share-based payments
Equity-settled share-based payment expenses	¥ 46,432,000	¥ 367,869,000	¥ 85,184,000	¥ 62,882,000
Restricted shares
Equity settled share-based payments
Discount rate		0.128
Perpetual growth rate		0.02
Expected dividends		0
Discount for lack of control		0.241
Equity-settled share-based payment expenses		¥ 236,534,000
Restricted shares | Minimum
Equity settled share-based payments
DLOM		0.121
Expected volatility		0.421
Restricted shares | Maximum
Equity settled share-based payments
DLOM		0.139
Expected volatility		0.468